Equity (Details)			1 Months Ended	6 Months Ended
	Jan. 20, 2026	May 23, 2023 $ / shares	Aug. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jul. 25, 2025 $ / shares	Jul. 24, 2025 $ / shares	Jun. 30, 2025 $ / shares shares	Feb. 06, 2024 shares	Jun. 30, 2022 $ / shares shares
Equity
Number of ordinary shares authorized								500,000,000	3,000,000
Increase in ordinary shares									300,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.3			$ 0.000001	$ 0.3			$ 0.01
Reverse share split		0.03
Number of shares issued during the period			333,333
Gross proceeds | $			$ 6,000,000
Issuance of Class A Ordinary Shares in exchange for cryptocurrencies | $			$ 6,000,000	$ 6,000,000
Ordinary shares, shares issued (in shares)				1,476,900
Ordinary shares, shares outstanding ((in shares)							970,185
Dogecoins
Equity
Number of units received from issuance of Class A Ordinary Shares			30,000,000	30,000,000
Subsequent Events
Equity
Reverse share split	0.0167
Class A Ordinary Shares
Equity
Number of ordinary shares authorized				237,500,000			237,500,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00006			$ 0.00006
Ordinary shares, shares issued (in shares)				1,476,900			970,185
Ordinary shares, shares outstanding ((in shares)				1,476,900
Class B Ordinary Share
Equity
Number of ordinary shares authorized				12,500,000			12,500,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00006			$ 0.00006
Ordinary shares, shares issued (in shares)				12,800			12,800
Ordinary shares, shares outstanding ((in shares)				12,800			12,800